Concentration of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2024
Concentration of Credit Risk [Abstract]
Schedule of Customers Concentration Risk

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of December 31,
	2022	2023	2024
Percentage of the Group’s accounts receivables
Customer A	51%	*	*
Customer B	25%	*	*
Customer C	*	20%	*
Customer D	*	10%	20%

*	Represented the percentage below 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.

	As of December 31,
	2022	2023	2024
Percentage of the Group’s total revenue
Customer A	32%	*	*
Customer E	28%	*	*
Customer B	25%	*	*
Customer D	*	*	10%

*	Represented the percentage below 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	As of December 31,
	2022	2023	2024
Percentage of the Group’s total purchase
Supplier A	33%	*	*
Supplier B	29%	*	*
Supplier C	18%	*	*
Supplier D	*	*	17%
Supplier E	*	*	12%
Supplier F	*	*	11%

*	Represented the percentage below 10%

	As of December 31,
	2022	2023	2024
Percentage of the Group’s accounts payable
Supplier D	*	17%	27%
Supplier A	64%	14%	*
Supplier E	*	12%	21%
Supplier F	*	*	13%
Supplier G	*	*	11%

*	Represented the percentage below 10%